UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07038

The Money Market Portfolios
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/12

The Money Market Portfolios
Statement of Investments, September 30, 2012 (unaudited)

The Money Market Portfolio		Principal Amount		Value
Investments 91.4%				
Certificates of Deposit 16.8%				
Bank of Montreal, Chicago Branch, 0.17%, 11/06/12	$	210,000,000	$	210,000,000
Bank of Montreal, Chicago Branch, 0.15% - 0.18%, 10/12/12 - 11/26/12		680,000,000		680,000,856
Bank of Nova Scotia, Houston Branch, 0.22%, 10/03/12		215,000,000		215,000,000
Bank of Nova Scotia, Houston Branch, 0.17%, 10/24/12 - 10/29/12		285,000,000		285,000,000
Royal Bank of Canada, New York Branch, 0.48%, 10/09/12		350,000,000		350,000,000
Royal Bank of Canada, New York Branch, 0.09% - 0.10%, 10/01/12 - 10/19/12		225,000,000		225,000,000
Royal Bank of Canada, New York Branch, 0.10%, 10/23/12		290,000,000		290,000,000
The Toronto-Dominion Bank, New York Branch, 0.17% - 0.30%, 10/15/12 - 3/19/13		895,000,000		895,004,065
Total Certificates of Deposit (Cost $3,150,000,546)				3,150,004,921
[a]**Commercial Paper 59.9%**				
Bank of Montreal, 10/05/12 (Canada)		40,000,000		39,999,378
Bank of Nova Scotia, 10/01/12 (Canada)		90,000,000		90,000,000
Bank of Nova Scotia, 10/10/12 (Canada)		350,000,000		349,987,750
Chevron Corp., 10/04/12		320,900,000		320,897,326
Chevron Corp., 11/05/12		250,000,000		249,975,694
Chevron Corp., 10/16/12 - 11/19/12		361,000,000		360,967,295
Colgate-Palmolive Co., 10/04/12 - 10/25/12		104,000,000		103,996,241
Commonwealth Bank of Australia, 10/05/12 - 10/31/12 (Australia)		220,000,000		219,986,504
Export Development Canada, 10/18/12 - 1/08/13 (Canada)		930,000,000		929,813,320
Exxon Mobil Corp., 10/02/12 - 11/02/12		400,000,000		399,991,674
General Electric Co., 10/15/12		306,000,000		305,990,480
General Electric Co., 10/26/12		260,000,000		259,983,750
Johnson & Johnson, 10/04/12 - 12/04/12		597,396,000		597,360,885
Johnson & Johnson, 1/10/13		200,000,000		199,932,667
JPMorgan Chase & Co., 10/01/12		940,000,000		940,000,000
Nestle Capital Corp., 10/09/12 (Switzerland)		73,000,000		72,998,216
Nestle Finance International Ltd., 10/18/12 (Switzerland)		300,000,000		299,985,833
PepsiCo Inc., 10/02/12 - 10/26/12		430,411,000		430,396,961
Pfizer Inc., 10/09/12		342,000,000		341,992,400
Pfizer Inc., 10/11/12		322,000,000		321,991,056
Province of British Columbia, 10/02/12 - 1/31/13 (Canada)		708,900,000		708,716,260
Province of Ontario, 10/01/12 - 2/15/13 (Canada)		882,796,000		882,550,609
Royal Bank of Canada, 10/01/12 - 11/05/12 (Canada)		80,000,000		79,995,625
The Toronto-Dominion Bank, 12/20/12 (Canada)		50,000,000		49,965,556
Total Capital Canada Ltd., 11/15/12 (France)		200,000,000		199,965,000
Total Capital Canada Ltd., 11/21/12 (France)		195,000,000		194,962,770
Total Capital Canada Ltd., 10/26/12 - 12/12/12 (France)		286,000,000		285,929,978
Total Capital Canada Ltd., 12/20/12 (France)		225,600,000		225,474,280
United Parcel Service Inc., 10/05/12 - 12/04/12		875,000,000		874,936,999
Wal-Mart Stores Inc., 10/05/12		226,000,000		225,997,238
Wal-Mart Stores Inc., 10/12/12		241,000,000		240,991,163
Wal-Mart Stores Inc., 10/02/12 - 10/23/12		401,700,000		401,681,343
Total Commercial Paper (Cost $11,207,418,626)				11,207,414,251
U.S. Government and Agency Securities 5.3%				
[a,b]International Bank for Reconstruction & Development, 10/01/12 - 11/14/12 (Supranational)		600,000,000		599,977,500
[a]U.S. Treasury Bills, 10/11/12 - 3/07/13		400,000,000		399,810,245
Total U.S. Government and Agency Securities (Cost $999,787,745)				999,787,745
Municipal Bonds 2.8%				
[c]California State Economic Recovery GO,				
Series C-2, Daily VRDN and Put, 0.16%, 7/01/23		32,400,000		32,400,000
Series C-4, Daily VRDN and Put, 0.16%, 7/01/23		35,790,000		35,790,000
California State GO, RAN, Series A-2, 2.50%, 6/20/13		165,000,000		167,442,998
[c]Metropolitan Water District of Southern California Water Revenue, Special, Refunding, Series A, Weekly VRDN and Put, 0.16%, 10/01/29		60,685,000		60,685,000
New York Liberty Development Corp. Multi-Modal Liberty Revenue, 3 World Trade Center Project, Mandatory Put 5/22/13, Refunding, Series A, 0.25%, 12/01/49		200,000,000		200,000,000

The Money Market Portfolios

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

12/01/50	30,000,000	30,000,000
Total Municipal Bonds (Cost $526,317,998)		526,317,998
Total Investments before Repurchase Agreements (Cost $15,883,524,915)		15,883,524,915
[d]**Repurchase Agreements 6.6%**		
Barclays Capital Inc., 0.150%, 10/01/12 (Maturity Value $300,003,750)		
Collateralized by U.S. Treasury Notes, 1.00%, 3/31/17 (valued at $307,671,107)	300,000,000	300,000,000
Deutsche Bank Securities Inc., 0.150%, 10/01/12 (Maturity Value $75,000,938)		
Collateralized by U.S. Treasury Notes, 1.375% - 2.75%, 10/15/12 - 11/30/16 (valued at $76,500,056)	75,000,000	75,000,000
Goldman, Sachs & Co., 0.170%, 10/01/12 (Maturity Value $75,001,063)		
Collateralized by U.S. Government and Agency Securities, 0.28%, 9/12/13 (valued at $76,813,825)	75,000,000	75,000,000
HSBC Securities (USA) Inc., 0.210%, 10/01/12 (Maturity Value $50,000,875)		
Collateralized by U.S. Government and Agency Securities, 0.65% - 1.10%, 5/22/15 – 8/28/17 (valued at $51,004,413)	50,000,000	50,000,000
J.P. Morgan Securities LLC,		
0.140%, 10/01/12 (Maturity Value $600,007,000)		
Collateralized by U.S. Government and Agency Securities, 0.00% - 6.00%, 11/02/12 - 8/28/17, and U.S. Government and Agency Securities, zero cpn., 2/15/13 - 6/01/17 (valued at $612,001,211)	600,000,000	600,000,000
0.140%, 10/01/12 (Maturity Value $30,000,350)		
Collateralized by U.S. Treasury Notes, 1.25%, 3/15/14 (valued at $30,601,123)	30,000,000	30,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc.,		
0.120%, 10/01/12 (Maturity Value $24,200,242)		
Collateralized by U.S. Treasury Notes, 1.50%, 6/30/16 (valued at $24,692,048)	24,200,000	24,200,000
0.150%, 10/01/12 (Maturity Value $50,000,625)		
Collateralized by U.S. Government and Agency Securities, 1.00% - 4.242%, 3/27/13 - 4/01/26 (valued at $51,000,034)	50,000,000	50,000,000
Morgan Stanley & Co. LLC, 0.190%, 10/01/12 (Maturity Value $25,000,396)		
Collateralized by U.S. Treasury Notes, 0.625% - 2.75%, 2/28/13 - 4/30/13 (valued at $25,500,096)	25,000,000	25,000,000
Total Repurchase Agreements (Cost $1,229,200,000)		1,229,200,000
Total Investments (Cost $17,112,724,915) 91.4%		17,112,724,915
Other Assets, less Liabilities 8.6%		1,604,633,667
Net Assets 100.0%		$ 18,717,358,582

[*]The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]The security is traded on a discount basis with no stated coupon rate.
[b]A supranational organization is an entity formed by two or more central governments through international treaties.
[c]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.
[d]At September 30, 2012, all repurchase agreements had been entered into on September 28, 2012.

Abbreviations

Selected Portfolio

GO - General Obligation
RAN - Revenue Anticipation Note

The Money Market Portfolio

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio).

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under procedures approved by the Portfolio's Board of Trustees (the Board), the Portfolio's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio's valuation policies and procedures, which are approved annually by the Board.

3. INCOME TAXES

At September 30, 2012, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2012, all of the Portfolio's investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Portfolio believes the adoption of this ASU will not have a material impact on its financial statements.

6. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /s/Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date November 27, 2012

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date November 27, 2012